Derivative Instruments and the Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Comparable Company Annual Volatilities [Table Text Block]
	1 year		1 year
06/30/15	130%	09/30/15	132%

	1 year		1 year

8/14/14	104%	9/30/14	109%

8/20/14	109%	12/31/14	119%

8/31/14	109%	3/31/15	122%

Schedule Of Next Equity Financing Or Corporate Transaction And Cash Requirements If No IPO [Table Text Block]
- The Note assumptions for the Next Financing or Corporate Transaction (i.e. IPO) and cash requirements if no IPO are

	08/14/14	09/30/14	12/31/14	03/31/15

Next Equity Financing
Minimum expected to raise	1,000,000	1,000,000	1,000,000	686,320
Maximum expected to raise	5,000,000	5,000,000	5,000,000	686,320
Target date of raise	12/31/14	12/31/14	12/31/14	03/31/15

Corporate Transaction/IPO
Probability of IPO	50%	60%	70%	80%
Compensation Shares issued at IPO	10%	10%	10%	10%
Target date of IPO	03/31/15	03/31/15	03/31/15	06/30/15

Cash if No IPO
Cash needed if no IPO	2,000,000	2,000,000	2,000,000	2,000,000

Schedule of Change of Fair Value of Derivative Liabilities [Table Text Block]
The following table summarizes the change of fair value of the derivative liabilities.

Balance at January 1, 2015	$(215,748)
To record derivative liabilities as debt discount
Change in fair value of derivative liabilities	112,746

Balance at September 30, 2015	$(103,002)

The following table summarizes the change of fair value of the derivative debt liabilities.

Balance at January 1, 2014	$-
To record derivative liabilities as debt discount	(248,952)
Change in fair value of derivative liabilities	33,204
Settlement of derivative liability due to conversion of related notes	(-)
Balance at December 31, 2014	$(215,748)